Carrying Value of Equity Investment in Far South East (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Opening balance	$ 254.4
Share of losses recognized	18.4	63.1	0.8
Closing balance	237.5	254.4
Far Southeast (FSE) Deposit
Schedule of Equity Method Investments [Line Items]
Opening balance	230.0
Investment		230.0
Equity contribution	68.5	50.1
Share of accumulated losses brought forward	(50.1)
Share of losses recognized	(18.4)	(50.1)
Translation
Closing balance	$ 230.0	$ 230.0